American Funds Insurance Series® Prospectus Supplement January 1, 2021 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses each dated May 1, 2020, as supplemented to date)

1. With respect to the Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses, the following is added to the subsection titled “Management and organization – The Capital SystemSM” in the Growth Fund section of the prospectus:

The information reflected under the “Portfolio manager’s role in management of, and experience in, the fund(s)” column in the table for Dylan Yolles has been corrected to one year.

2. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the following is added to the subsection titled “Management and organization – The Capital SystemSM”:

Piyada Phanaphat, Partner, Capital World Investors, and Akira Shiraishi, Partner, Capital International Investors, serve as equity portfolio managers for New World Fund. Piyada has 18 years of experience in total (13 years with Capital Research and Management Company or affiliate). She has four years of experience in managing the fund and nine years of prior experience as an investment analyst for the fund. Akira has 23 years of experience in total (17 years with Capital Research and Management Company or affiliate). He has one year of experience in managing the fund.

Wahid Butt no longer manages money in the fund.

3. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the following is added to the subsection titled “Management and organization – The Capital SystemSM”:

Aline Avzaradel, Partner, Capital International Investors, and Caroline Randall, Partner, Capital Research Global Investors, serve as equity portfolio managers for Capital Income Builder. Aline has 18 years of experience in total (16 years with Capital Research and Management Company or affiliate). She has one year of experience in managing the fund. Caroline has 23 years of experience in total (15 years with Capital Research and Management Company or affiliate). She has one year of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-093-0121O CGD/8024-S82416

American Funds Insurance Series® Prospectus Supplement January 1, 2021 (for Class P1 and Class P2 shares prospectuses dated May 1, 2020, as supplemented to date)

The following information is added under the heading “Portfolio managers of the underlying funds” in the “Management” section of the prospectus for Managed Risk Growth Fund:

The information reflected under the “Portfolio manager experience in the Growth Fund” column for Dylan Yolles has been corrected to one year.

Keep this supplement with your prospectus.

Lit. No. INP8BS-031-0121P CGD/8024-S82417

American Funds Insurance Series® Target Date Series Prospectus Supplement January 1, 2021 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses dated May 1, 2020, as supplemented to date)

With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio management for the target date series” in the “Management and organization” section of the prospectus is amended to read as follows:

Effective December 31, 2020, Shannon Ward, Partner, Capital Fixed Income Investors, serves as a member of the Target Date Solutions Committee for the fund. Shannon has 29 years of experience in total (four years with Capital Research and Management Company or affiliate). She has less than one year of experience in managing the fund.

Effective December 31, 2020, James B. Lovelace no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-094-0121P CGD/8024-S82418

American Funds Insurance Series®

Statement of Additional

Information Supplement

January 1, 2021

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2020, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the funds listed below to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
New World Fund
Carl M. Kawaja	3	$416.6	4	$7.48	None
Bradford F. Freer	4	$99.8	1	$0.39	None
Nicholas J. Grace	3	$217.9	2	$1.31	None
Jonathan Knowles	5	$368.7	4	$8.16	None
Winnie Kwan	4	$175.9	2	$0.57	None
Robert W. Lovelace	2	$141.8	10	$15.48	13	$3.63
Piyada Phanaphat	1	$45.3	1	$0.35	None
Akira Shiraishi	1	$45.3	4	$0.77	14[8]	$8.68
Kirstie Spence	3	$45.4	4	$2.21	6[3]	$2.92
Tomonori Tani	2	$44.8	3	$2.06	None
Lisa Thompson	1	$44.4	4	$1.33	7	$0.81
Christopher Thomsen	3	$225.9	2	$1.31	None
Capital Income Builder
Aline Avzaradel	1	$93.1	1	$0.21	None

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Alfonso Barroso	4	$243.4	3	$0.63	None
Grant L. Cambridge	2	$212.0	3	$1.10	None
Joyce E. Gordon	4	$377.8	6	$1.69	None
David A. Hoag	8	$340.4	2	$2.46	None
Winnie Kwan	4	$178.7	2	$0.57	None
James B. Lovelace	7	$447.4	5	$3.52	None
Fergus N. MacDonald	7	$207.8	1	$0.18	None
Caroline Randall	2	$198.2	1	$0.21	None
David M. Riley	4	$234.8	4	$0.99	None
Bradley J. Vogt	5	$335.1	3	$2.60	None
Steven T. Watson	5	$224.4	11	$10.77	688[5]	$15.29
Philip Winston	6	$111.0	6	$4.46	816[6]	$23.11
[8]	The advisory fee of four of these accounts (representing $6.77 billion in total assets) is based partially on their investment results.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-095 -0121O CGD/8024-S82419

American Funds Insurance Series®
Target Date Series

Statement of Additional
Information Supplement

January 1, 2021

(for Class 1, Class 1A, Class 2 and Class 4 shares
statement of additional information dated May 1, 2020,
as supplemented to date)

The table under the heading “Investment professional fund holdings and management of other accounts” in the “Management of the Series” section is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Michelle J. Black	18	$214.4	1	$2.28	None
David A. Hoag	8	$341.4	2	$2.46	None
Joanna F. Jonsson	4	$461.3	4	$9.24	None
Samir Mathur	18	$214.4	1	$2.28	None
Wesley K. Phoa	18	$214.4	1	$2.28	None
Bradley J. Vogt	5	$336.1	3	$2.60	None
Shannon Ward	6	$302.7	3	$4.97	1[3] $0.27

[3]	The advisory fee of one of these accounts (representing $0.27 billion in total assets) is based partially on its investment results.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-096-0121P CGD/8024-S82420